GROUP STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2025
Group Structure
Schedule of subsidiaries information

			12.31.2025	12.31.2024
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
Autotrol Renovables S.A.	Argentina	Generation	100.00%	100.00%
Ecuador Pipeline Holdings Limited	Gran Cayman	Investment	100.00%	100.00%
EISA	Uruguay	Investment	100.00%	100.00%
Enecor S.A.	Argentina	Electricity transportation	70.00%	70.00%
Fideicomiso CIESA	Argentina	Investment	100.00%	100.00%
GASA	Argentina	Investment	100.00%	100.00%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
OCP	Gran Cayman	Investment	100.00%	100.00%
Pampa Ecuador Inc	Nevis Island	Investment	100.00%	100.00%
PEB	Bolivia	Investment	100.00%	100.00%
PECSA	Chile	Trader	100.00%	100.00%
PESOSA	Argentina	Trader	100.00%	100.00%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PB18	Ecuador	Oil	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
VAR	Argentina	Generation	100.00%	100.00%
Vientos Solutions Argentina S.A.U.	Argentina	Advisory services	100.00%	100.00%

Schedule of investments associates and Joint ventures

		Information about the issuer
	Main activity	Date	Share capital	Profit (Loss) of the period	Equity	Direct and indirect participation %
Associates
SESA	Gas treatment	12.31.2025	1.00	(7)	60	20.00%
VMOS	Hydrocarbon transportation	12.31.2025	115.00	(52)	301	10.20%

Joint ventures
CIESA (1)	Investment	12.31.2025	0.44	152	1,159	50.00%
Citelec (2)	Investment	12.31.2025	0.38	69	312	50.00%
CTB	Generation	12.31.2025	6.00	25	484	50.00%

(1)	The Company holds a 50% interest in CIESA, a company that holds a 53.83% interest in TGS’s capital stock; therefore, the Company has a 26.91% indirect interest in TGS.

As of December 31, 2025, TGS’s common shares and ADR traded on the BCBA and NYSE were listed at $ 9,325.00 and US$ 31.09, respectively, giving Pampa’s holding an approximate market value of US$ 1,260 million ($ 1,889,210 million).

(2)	The Company has 50% interest in Citelec, a company that holds a 52.65% interest in Transener’s capital stock; therefore, the Company has a 26.33% indirect interest in Transener. As of December 31, 2025, Transener’s common share price listed at the BCBA was $ 3,577.50, conferring Pampa’s indirect holding an approximate market value of US$ 287.8 million ($ 418,783 million).

Schedule of balances of investment in associates and joint ventures

	12.31.2025	12.31.2024
Disclosed in non-current assets
Associates
VMOS	31	-
SESA	12	-
Total associates	43	-
Joint ventures
CIESA	618	605
Citelec	156	158
CTB	242	230
Total joint ventures	1,016	993
Total associates and joint ventures	1,059	993

Schedule of breakdown associates and joint ventures

	12.31.2025	12.31.2024	12.31.2023
Associates
OCP	-	-	5
SESA	3	-	-
TGS	-	1	3
VMOS	(5)	-	-
Total associates	(2)	1	8

Joint ventures
CIESA	97	89	6
Citelec	35	18	2
CTB	12	(21)	(18)
OCP	-	59	-
Total joint ventures	144	145	(10)
Total associates and joint ventures	142	146	(2)

Schedule of evolution of investments in associates and joint ventures

	12.31.2025	12.31.2024	12.31.2023
At the beginning of the year	993	672	902
Dividends	(70)	(8)	-
Increases	1	39	1
Capital contribution	44	-	-
Share repurchase	-	(37)	-
Sale of equity interests	-	(38)	(58)
Decrease due to obtained control	-	(76)	-
Profit from sale/acquisition of equity interest	-	16	3
Share of profit (loss)	142	146	(2)
Exchange differences on translation	(51)	279	(174)
At the end of the year	1,059	993	672

Schedule of exploration and production of oil and gas

		Participation		Duration Up To
Name	Location	Direct	Operator

Argentine production
Río Neuquén	Río Negro and Neuquén	31.42% and 33.07%	YPF	2027/2051
Sierra Chata	Neuquén	45.55%	PAMPA	2053
El Mangrullo	Neuquén	100.00%	PAMPA	2053
Aguaragüe	Salta	15.00%	Tecpetrol	2037
Río Limay este (Ex Senillosa) (1)	Neuquén	85.00%	PAMPA	2040
Rincón de Aranda	Neuquén	100.00%	PAMPA	2058
Veta Escondida	Neuquén	55.00%	PAMPA	2027
Rincón del Mangrullo	Neuquén	50.00%	YPF	2052
Los Blancos (ex Chirete) (2)	Salta	50.00%	High Luck Group Limited	2045

Argentine exploration
Parva Negra Este (3)	Neuquén	85.00%	PAMPA	2027
Las Tacanas Norte	Neuquén	90.00%	PAMPA	2027

(1)	In the process of relinquishment.
(2)	Operator in the process of removal.
(3)	Through Provincial Executive Order No. 550/25, issued on May 17, 2025, the Province of Neuquen approved a 2-year extension of the evaluation period for the Parva Negra Este area from April 3, 2025 to April 2, 2027.

Schedule of assets and liabilities

	12.31.2025	12.31.2024

Non-current assets	122	151
Current assets	9	13
Total assets	131	164

Non-current Liabilities	40	52
Current Liabilities	21	26
Total liabilities	61	78

	12.31.2025	12.31.2024	12.31.2023

Production cost	91	99	94

Schedule of exploratory well costs

	12.31.2025	12.31.2024	12.31.2023

At the beginning of the year	18	32	37
Increases	32	6	2
Derecognition of unproductive wells	-	(20)	(7)
At the end of the year	50	18	32
Number of wells at the end of the year	6	4	4